Earnings per share - Calculation (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Before tax
Based on profit from continuing operations		$ 1,461	$ 2,676	$ 2,908
Short-term fluctuations in investment returns on shareholder-backed business		1,915	458	579
Amortisation of acquisition accounting adjustments		10	5	5
Loss (gain) attaching to corporate transactions		(11)	94	(735)
Adjusted operating profit		3,375	3,233	2,757
Tax
Based on profit from continuing operations		(454)	(462)	(440)
Short-term fluctuations in investment returns on shareholder-backed business		(155)	(81)	(49)
Loss (gain) attaching to corporate transactions		(5)	(5)	(8)
Based on adjusted operating profit		(614)	(548)	(497)
Non-controlling interests
Based on profit from continuing operations		(9)	(22)	(10)
Short-term fluctuations in investment returns on shareholder-backed business		(2)	5
Based on adjusted operating profit		(11)	(17)	(10)
Net of tax and non-controlling interests
Profit (loss) attributable to equity holders of the company		998	(2,042)	2,118
Loss from discontinued operations			4,234	340
Profit from continuing operations		998	2,192	2,458
Short-term fluctuations in investment returns on shareholder-backed business		1,758	382	530
Amortisation of acquisition accounting adjustments		10	5	5
Loss (gain) attaching to corporate transactions		(16)	89	(743)
Based on adjusted operating profit		$ 2,750	$ 2,668	$ 2,250
Basic
Profit/loss (in USD per share)		$ 0.365	$ (0.777)	$ 0.816
Loss from discontinued operations (in USD per share)	[1]		1.611	0.130
Profit from continuing operations (in USD per share)		0.365	0.834	0.946
Short-term fluctuations in investment returns on shareholder-backed business (in USD per share)		0.643	0.145	0.204
Amortisation of acquisition accounting adjustments (in USD per share)		0.004	0.002	0.002
Loss (gain) attaching to corporate transactions		(0.007)	0.034	(0.286)
Adjusted operating profit (in USD per share)		1.005	1.015	0.866
Diluted
Profit/loss (in USD per share)		0.365	(0.777)	0.816
Loss from discontinued operations (in USD per share)	[1]		1.611	0.130
Profit from continuing operations (in USD per share)		0.365	0.834	0.946
Short-term fluctuations in investment returns on shareholder-backed business (in USD per share)		0.643	0.145	0.204
Amortisation of acquisition accounting adjustments (in USD per share)		0.004	0.002	0.002
Loss (gain) attaching to corporate transactions		(0.007)	0.034	(0.286)
Adjusted operating profit (in USD per share)		$ 1.005	$ 1.015	$ 0.866

[1]	Discontinued operations for 2021 and 2020 related to the US operations (Jackson) that were demerged from the Group in September 2021.